Schedule Of Ordinary and Deferred Shares (Details) - GBP (£)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Balance at beginning (in shares)	£ 106,517	£ 96,426	£ 85,638	£ 69,870
Placing and Open Offer (see note 16) 26 February 2019 (in pound per share)				£ 0.77
Placing and Open Offer (see note 16) 26 February 2019				£ 13,406
Share issue to SIPP trustee (see note 27) 8 October 2019 (in pound per share)				£ 0.001
Registered Direct Offering 29 October 2019 (in pound per share)				£ 0.7874
Registered Direct Offering 29 October 2019				£ 2,362
Placing & Registered Direct Offering 18 May 2020 (in pound per share)			£ 0.27
Placing & Registered Direct Offering 18 May 2020			£ 4,255
Placing 27 July 2020 (in pound per share)			£ 0.27
Placing 27 July 2020			£ 5,750
Exercise of warrants 19 August 2020			£ 783
Share issue to SIPP trustee (see note 27) 30 September 2020 (in pound per share)			£ 0.001
Share price 19 February 2021 Exercise of warrants (in pound per share)		£ 0.298
Total conjsideration 19 February 2021 Exercise of warrants		£ 91
Share price 6 July 2021 Placing (in pound per share)		£ 0.285
Total conjsideration 6 July 2021 Placing		£ 10,000
Balance at end		£ 106,517	£ 96,426	£ 85,638
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Balance at beginning (in shares)	98,468,387	63,073,852	23,494,981	3,059,207
Placing and Open Offer (see note 16) 26 February 2019 (in shares)				17,410,774
Share issue to SIPP trustee (see note 27) 8 October 2019 (in shares)			25,000	25,000
Registered Direct Offering 29 October 2019 (in shares)				3,000,000
Placing & Registered Direct Offering 18 May 2020 (in shares)			15,757,576
Placing 27 July 2020 (in shares)			21,296,295
Exercise of warrants 19 August 2020 (in shares)			2,500,000
Exercise of warrants	26	306,815	306,815
Placing		35,087,720
Balance at end		98,468,387	63,073,852	23,494,981
Deferred Shares [member]
IfrsStatementLineItems [Line Items]
Balance at beginning (in shares)	1,000,001	1,000,001	1,000,001	1,000,001
Exercise of warrants
Balance at end		1,000,001	1,000,001	1,000,001